Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 55,474	$ 55,239
Accumulated depreciation	(20,440)	(14,261)
Property and equipment, net	35,034	40,978
Depreciation expense	6,181	6,291
Scientific equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,641	27,412
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	155	149
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	335	335
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	988	988
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	26,355	26,355
Scientific Equipment, Not Placed Into Service
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,600	$ 3,500